Financial Instruments And Risk Management (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014 bu	Mar. 31, 2013 bu	Dec. 31, 2013 bu	Dec. 31, 2012 bu	Dec. 31, 2011
Derivative [Line Items]
Purchase commitment contracts of bushels of corn	3,500,000	18,700,000	3,100,000	19,200,000
Sale commitment contracts of bushels of wet and dried grain with solubles	500,000	900,000	500,000	1,100,000
Increase (decrease) in income before taxes due to the impact of marking to market of derivative contracts	$ (0.6)	$ 0.2	$ (0.1)	$ 2.9	$ (0.3)
Cash deposits related to commodity derivative contracts	$ 2.0		$ 2.9	$ 12.3
Price Risk Derivative [Member]
Derivative [Line Items]
Outstanding derivative contracts to sell bushels of corn	500,000	6,000,000	500,000	6,300,000
Repurchase Agreement [Member]
Derivative [Line Items]
Outstanding derivative contracts to sell bushels of corn	1,900,000	2,100,000	2,000,000